ACQUISITIONS - Narrative (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Mar. 25, 2022 shares	Feb. 18, 2022 shares	Feb. 14, 2022 shares	Jan. 06, 2022 shares	Nov. 29, 2021 shares	Nov. 18, 2021 shares	Aug. 31, 2021 shares	Aug. 18, 2021 shares $ / shares	Aug. 17, 2021 shares	Aug. 16, 2021 $ / shares	Jun. 28, 2021 $ / shares shares	Mar. 11, 2021 shares	Jan. 12, 2021 shares	Dec. 14, 2020 CAD ($) $ / shares shares	Nov. 04, 2020 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Dec. 15, 2020 shares	Nov. 16, 2020 CAD ($)	Sep. 03, 2020 CAD ($)	Aug. 21, 2020
Disclosure of detailed information about business combination [line items]
Number of options, granted (in shares)								300,000							6,200,000	9,144,600	21,927,500
Exercise price (in dollars per share) | $ / shares								$ 2.48		$ 2.48	$ 2.90
Adelia
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					51.00%
Pre-acquisition cash advances to Adelia | $														$ 912					$ 215	$ 500
Cash transferred, annual interest rate																				10.00%
Share consideration | $														$ 19,549
Class B shares
Disclosure of detailed information about business combination [line items]
Shares issued for Adelia at acquisition (in shares)																	868,833
Equity interest of acquirer, contingent consideration (in shares)	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6		18,788.5		15,777.1	42,247.3	51,163			269,007.8	93,410.3
Class B shares | Adelia
Disclosure of detailed information about business combination [line items]
Shares issued for Adelia at acquisition (in shares)														868,833
Issuance price (in CAD per share) | $ / shares														$ 12.40
Share consideration | $														$ 19,549
Equity interest of acquirer, contingent consideration | $														$ 9,388
Equity interest of acquirer, contingent consideration (in shares)																362,418.1
Class B shares | Adelia | Tranche One
Disclosure of detailed information about business combination [line items]
Conversion of stock, percentage of shares														33.333%
Class B shares | Adelia | Tranche Two
Disclosure of detailed information about business combination [line items]
Conversion of stock, percentage of shares														66.667%
Class B shares | Adelia | Tranche Three
Disclosure of detailed information about business combination [line items]
Conversion of stock, percentage of shares														100.00%
Common shares | Adelia
Disclosure of detailed information about business combination [line items]
Shares issued, exchange rate														10
Conversion of stock, shares converted (in shares)														8,688,330
Conversion of stock, shares issued, effective price per share (in dollars per share) | $ / shares														$ 1.24
Class of warrant or right, weighted average price (in dollars per share) | $ / shares														$ 7.50
Number of options, granted (in shares)														2,244,100
Award vesting period														5 years
Exercise price (in dollars per share) | $ / shares														$ 1.74
Number of shares issued (in shares)																		555,900